Interim Consolidated Balance Sheets - CAD ($)	Sep. 30, 2018	Dec. 31, 2017
CURRENT
Cash	$ 480,725	$ 494,443
Accounts receivable	143,932	297,309
GST recoverable	15,258	9,044
Prepaid expenses	133,220	159,312
Total current assets	773,135	960,108
CURRENT
Trade and other payables	237,355	150,213
Liabilities to customers	106,747	297,309
Convertible promissory notes - current portion	580,792	1,294,693
Total current liabilities	924,894	1,742,215
Convertible promissory notes	6,343	287,802
Total liabilities	931,237	2,030,017
SHAREHOLDERS' DEFICIENCY
Share Capital	5,668,686	4,106,207
Deficit	(5,826,788)	(5,176,116)
Total shareholders' deficiency	(158,102)	(1,069,909)
Total liabilities and shareholders' deficiency	$ 773,135	$ 960,108